NOTES PAYABLE AND OTHER FINANCING AGREEMENTS	12 Months Ended
Dec. 31, 2019
Notes Payable And Other Financing Agreements [Abstract]
NOTES PAYABLE AND OTHER FINANCING AGREEMENTS

NOTE 7 – NOTES PAYABLE AND OTHER FINANCING AGREEMENTS

July 31, 2019 Amendment

In August 2019, effective as of July 31, 2019, the Company and certain lenders entered into amendments to their respective debt agreements and promissory notes (the “July 31, 2019 Amendment”) wherein one lender extended the maturity date on its loan to September 30, 2021 (the “September 2021 Extended Lender”) (described more fully below), and the remaining lenders extended the maturity date of their loans to October 31, 2019. In addition to extending the maturity dates of the instruments to October 31, 2019, the lenders agreed that if the Company completes an equity offering of not less than $8,000,000 (subsequently reduced to $5,000,000 effective on September 6, 2019) on or before the maturity date, at or at less than a specified offering price per security, the lenders shall extinguish their indebtedness in exchange for securities of the Company upon the same terms and conditions of the investors in such equity offering, provided Energy Capital LLC (“Energy Capital”) participates in an extinguishment of all the indebtedness owed to it under the Energy Capital Loan and Security Agreement (See NOTE 8 for further details) in such equity offering.

Loan Agreements

In October 2007, Ondas Networks entered into a 6% per annum loan agreement, as amended, with a lender in the amount of $550,000 in connection with the issuance of common stock of Ondas Networks (the “October 2007 Loan”); however, the October 2007 Loan was not memorialized. The October 2007 Loan has been amended several times through June 30, 2019 (the “Amended October 2007 Loan”). Effective July 31, 2019, Ondas Networks further amended the Amended October 2007 Loan, as described above under the July 31, 2019 Amendment. On September 27, 2019, the lender exchanged $610,346 of principal and interest for 244,139 Units (see NOTE 9 for additional details). Pursuant to the terms of the July 31, 2019 Amendment, the outstanding principal and interest at September 27, 2019 was extinguished. The outstanding principal balance of the Amended October 2007 Loan at December 31, 2018 was $567,310.

On December 31, 2013, Ondas Networks entered into a 10% per annum Promissory Note, as amended, with a lender in the amount of $250,000, of which $25,000 was repaid in February 2015 (the “December 2013 Note”). The original maturity of the December 2013 Note was December 31, 2014. On November 1, 2014, Ondas Networks entered into a Loan Agreement, as amended, with the Lender in the amount of $210,000. (the “November 2014 Loan”). The original maturity of the November 2014 Loan was March 16, 2015. The December 2013 Note and the November 2014 Loan have been amended several times and a portion of each note has been assigned through June 30, 2019 (the “Amended December 2013 Note” and Amended November 2014 Loan”, respectively). Effective July 31, 2019, Ondas Networks further amended the Amended December 2013 Note and Amended November 2014 Loan, as described above under the July 31, 2019 Amendment. On September 27, 2019, the lenders exchanged $586,181 of principal and interest for 234,473 Units (see NOTE 9 for additional details). Pursuant to the terms of the July 31, 2019 Amendment, the outstanding principal and interest at September 27, 2019 was extinguished. The outstanding principal balance of the Amended December 2013 Note and the Amended November 2014 Loan at December 31, 2018 was $285,679 and $259,170, respectively.

On April 1, 2015, Ondas Networks entered into a 10% per annum Loan Agreement, as amended, with two individuals in the amount of $50,000 (the “April 2015 Note”). The original maturity of the April 2015 Note was July 1, 2015. The April 2015 Note has been amended several times through June 30, 2019 (the “Amended April 2015 Note”). Effective July 31, 2019, Ondas Networks further amended the Amended April 2015 Note, as described above under the July 31, 2019 Amendment. On September 27, 2019, the lender exchanged $71,556 of principal and interest for 28,623 Units (see NOTE 9 for additional details). Pursuant to the terms of the July 31, 2019 Amendment, the outstanding principal and interest at September 27, 2019 was extinguished. The outstanding principal balance of the April 2015 Note at December 31, 2018 was $66,511.

Financing Agreement

On November 3, 2016, Ondas Networks entered into a Purchase Order Financing Agreement with an accompanying 20% per annum Promissory Note, as amended, with an individual in the amount of $250,000 (the “November 2016 Note”). The original maturity of the November 2016 Note was the earlier of the payment of the purchase order for which the loan was advanced or 180 days after issuance. On December 20, 2016, Ondas Networks entered into a second Purchase Order Financing Agreement with an accompanying 10% per annum Promissory Note, as amended, with the same individual in the amount of $100,000 (the “December 2016 Note”). The original maturity of the December 2016 Note was the earlier of the payment of the purchase order for which the loan was advanced or 180 days after issuance. The November 2016 Note and the December 2016 Note have been amended several times through June 30, 2019 (the “Amended November 2016 Note” and Amended December 2016 Note”, respectively). Effective July 31, 2019, Ondas Networks further amended the Amended November 2016 Note and Amended December 2016 Note, as described above under the July 31, 2019 Amendment. On September 27, 2019, the lender exchanged $433,131 of principal and interest for 173,252 Units (see NOTE 9 for additional details). Pursuant to the terms of the July 31, 2019, Amendment the outstanding principal and interest at September 27, 2019 was extinguished. The outstanding principal balance of the Amended November 2016 and Amended December 2016 Note at December 31, 2018 was $319,530 and $113,601, respectively.

On February 28, 2014, Ondas Networks entered into a Purchase Order Financing Agreement (the “Financing Agreement”) with a lender. Interest on the Financing Agreement accrued at 30% per annum for the first 104 days and at 51% per annum thereafter. Between June 2014 and January 2015, Ondas Networks received an aggregate of $660,000 of which $285,000 was repaid. The Financing Agreement has been amended several times through June 30, 2019 (the “Amended Financing Agreement”). Effective July 31, 2019, Ondas Networks further amended the Amended Financing Agreement, as described above under the July 31, 2019 Amendment. On September 27, 2019, the lender exchanged $1,030,593 of principal and interest for 412,238 Units (see NOTE 9 for additional details). Pursuant to the terms of the July 31, 2019 Amendment, the outstanding principal and interest at September 27, 2019 was extinguished. The outstanding principal balance of the Amended Financing Agreement at December 31, 2018 was $957,925.

Promissory Notes

On December 14, 2015, Ondas Networks approved a private placement offering (“Private Placement”) seeking to sell to investors certain 10% promissory notes in the aggregate face amount of $750,000, which amount was later increased to $1,250,000, with a term of 18 months (“Private Placement Notes”). In connection with the Private Placement Notes, each investor (the “Private Placement Noteholders”) received warrants to purchase shares of common stock of Ondas Networks (“Private Placement Warrants”), equal to 25% of the principal amount of the Private Placement Notes, exercisable at the lower of (i) $2.00 per share or (ii) 40% of the selling price of Ondas Networks’ shares in its proposed initial public offering.

In December 2015, pursuant to the terms of security purchase agreements entered into in connection with the Private Placement, Ondas Networks completed the sale of an aggregate of $325,000 in Private Placement Notes to Private Placement Noteholders, of which $25,000 was repaid during 2017, and issued them Private Placement Warrants to purchase an aggregate of 81,250 shares of common stock of Ondas Networks, with a term of ten years, at an exercise price of $2.00 and a fair value of $63,398. Between February and July 2016, pursuant to the terms of such security purchase agreements, Ondas Networks completed the sale of an aggregate of $925,000 in Private Placement Notes to Private Placement Noteholders and issued them Private Placement Warrants to purchase an aggregate of 231,250 shares of Ondas Networks common stock, with a term of ten years, at an exercise price of $2.00 and a fair value of $168,678. As of January 1, 2018, the Private Placement Warrants for the 312,500 shares of Ondas Networks common stock were surrendered to Ondas Networks in exchange for participation in a private placement of Ondas Networks’ shares dated April 13, 2018.

The Private Placement Notes have been amended several times through June 30, 2019 (the “Amended Private Placement Notes”). Effective July 31, 2019, Ondas Networks further amended the Amended Private Placement Notes, wherein (i) the September 2021 Extended Lender agreed to transfer all accrued and unpaid interest through July 31, 2019 in the amount of $1,983 to principal, to extend the maturity date to September 30, 2021, and to accrue interest from the date of the extension to the maturity date and (ii) all other lender agreements were amended as described above under the July 31, 2019 Amendment. On September 27, 2019, the lenders, excluding the September 2021 Extended Lender, exchanged $1,201,960 of principal and interest for 480,786 Units (see NOTE 9 for additional details). Pursuant to the terms of the July 31, 2019 Amendment, the outstanding principal and interest at September 27, 2019 was extinguished. The aggregate outstanding principal balance of the Amended Private Placement Notes at December 31, 2019 and 2018 was $239,921 and $1,343,682, respectively.

Convertible Promissory Notes

During 2017, Ondas Networks and certain entities and individuals entered into convertible promissory notes defined herein as (i) notes with mutual conversion preferences (“Group 1 Notes”) and (ii) notes with unilateral conversion preferences (“Group 2 Notes”).

On July 11, 2018, the Ondas Networks board of directors approved certain changes to the outstanding convertible promissory notes. The action approved changes to the Group 2 Notes to match the Group 1 Notes and authorized the issuance of a Security Holder Consent Agreement wherein each holder of a Group 2 Note would agree to the change. The changes modified the conversion option for the Group 2 Notes which resulted in a loss on extinguishment of debt in the amount of $44,348 and caused the derivative liability related to the Group 2 Notes to cease to exist and be classified as additional paid in capital at its fair value on July 11, 2018 in the amount of $1,141,995.

On September 28, 2018, in conjunction with the Merger Agreement discussed in NOTE 1, the holders of Group 1 Notes and all but one holder of Group 2 Notes converted their outstanding convertible promissory notes into an aggregate of 2,017,402 Company Shares. At both December 31, 2019 and 2018, the total outstanding balance of the remaining convertible promissory note (the “Note”) was $300,000. The maturity date of the Note is based on the payment of 0.6% of quarterly gross revenue until 1.5 times the amount of the Note is paid. On September 27, 2019, the holder of the Note was granted a warrant to purchase 140,678 shares of common stock of the Company. The fair value of this warrant was recorded as financing costs on the accompanying condensed consolidated financial statements. See NOTE 9 for further details.

Notes payable and other financing consists of:

	Years Ended December 31,
	2019	2018
Short Term:
Loan Agreements	$-	$1,178,670
Financing Agreement	-	1,360,516
Promissory Notes	-	1,343,682
	$-	$3,882,868

Long Term:
Promissory Note	$239,921	$-
Convertible Promissory Note	300,000	300,000
	$539,921	$300,000